Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting

5	Segment reporting
The Group’s Chief Operating Decision Maker ("CODM") has been identified as the Board of Directors, who makes key decisions regarding the strategy of and allocation of resources among the separately managed brands. Factors considered in determining the operating segments include how decisions are made regarding recent acquisitions and how budgets are determined and reviewed. These factors are relevant at a brand level. Operating segments are based on the reports reviewed by the CODM at the brand level to make strategic decisions and allocate resources.
The identified reportable segments are described below:
Betway:
Premier single brand online sportsbook and online casino focused business with a global footprint and strategic partnerships with teams and leagues worldwide. Betway additionally recovers sponsorship marketing spend through brand license agreements. The reportable segment aggregates Betway and the portion of DGC operating under the Betway brand.
Spin:
Premier multi-brand online casino focused business with established market leadership in high-growth markets. This reportable segment aggregates Spin, Jumpman, which was acquired in the business combination with Verno, and the portion of DGC operating under the Jackpot City brand. Jumpman expands the Group multi-brand casino footprint in the UK, with a similar product offering when compared to Spin.
Amounts recorded in the ‘other’ column represents head office costs and other costs that cannot practically be allocated to an operating segment.
Information related to each reportable segment is set out below. Adjusted EBITDA is an alternative performance measure used by management as they believe that this information is the most relevant indicator in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA is not a GAAP measure, is not intended as substitute for GAAP measures and may not be comparable to performance measures used by other companies.

	2024 Betway € ‘000s	2024 Spin € ‘000s	2024 Other € ‘000s	2024 Total € ‘000s
Revenue	1,022,617	674,237	—	1,696,854
Direct and Marketing Expenses[2]	(783,333)	(458,287)	(28,297)	(1,269,917)
General and Administrative Expenses[3]	(84,511)	(48,881)	(28,865)	(162,257)
Depreciation and Amortization Expense	(37,845)	(38,241)	(1,623)	(77,709)
Impairment of Assets	(36,775)	—	—	(36,775)
Other Operating Income	4,640	2,042	42	6,724
Finance income	8,634	1,438	153	10,225
Finance expense	(1,957)	(3,345)	(780)	(6,082)
Change in fair value of option	—	—	(12,976)	(12,976)
Gain on disposal of business[4]	—	—	40,135	40,135
Share of post-tax profit of equity accounted associate	—	—	576	576
Profit / (loss) before taxation	91,470	128,963	(31,635)	188,798
Adjusted EBITDA[1]	205,074	170,385	(45,195)	330,264

5	Segment reporting (continued)

	2023 Betway € ‘000s	2023 Spin € ‘000s	2023 Other € ‘000s	2023 Total € ‘000s
Revenue	837,995	598,122	—	1,436,117
Direct and Marketing Expenses[2]	(723,879)	(390,895)	(22,096)	(1,136,870)
General and Administrative Expenses[3]	(77,213)	(40,666)	(30,274)	(148,153)
Depreciation and Amortization Expense	(38,504)	(41,141)	(2,544)	(82,189)
Other Operating Income	3,530	712	1,829	6,071
Finance income	7,850	483	579	8,912
Finance expense	(1,288)	(11)	(1,427)	(2,726)
Change in fair value of option	—	—	(28,642)	(28,642)
Impairment of Goodwill	(35,949)	—	—	(35,949)
Gain on bargain purchase	—	209	—	209
(Loss) / profit before taxation	(27,458)	126,813	(82,575)	16,780
Adjusted EBITDA[1]	61,343	168,757	(31,922)	198,178

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Other € ‘000s	2022 Total € ‘000s
Revenue	714,165	578,045	—	1,292,210
Direct and Marketing Expenses[2]	(609,924)	(365,110)	(4,266)	(979,300)
General and Administrative Expenses[3]	(61,657)	(57,538)	(24,889)	(144,084)
Depreciation and Amortization Expense	(27,809)	(35,963)	(2,957)	(66,729)
Other Operating Income	3,669	1,609	213	5,491
Finance income	1,398	382	442	2,222
Finance expense	(147)	(178)	(1,020)	(1,345)
Gain on derivative contracts	2,435	1,713	—	4,148
Transaction fees	—	—	(22,969)	(22,969)
Share listing expense	—	—	(126,252)	(126,252)
Change in fair value of warrant liability	—	—	34,518	34,518
Change in fair value of earnout liability	—	—	237,354	237,354
Foreign exchange on revaluation of warrants and earnouts	—	—	(25,047)	(25,047)
Change in fair value of option	—	21,421	(15,129)	6,292
Profit before taxation	22,130	144,381	49,998	216,509
Adjusted EBITDA[1]	57,922	162,941	(9,997)	210,866

[1] Adjusted EBITDA is a non‐GAAP measure and is defined as profit / (loss) before taxation, depreciation, amortization, finance income, finance expense, gain on bargain purchase, transaction fees, gain on derivative contracts, unrealized foreign exchange, impairment of assets, share listing expense, foreign exchange on revaluation of warrants and earnouts, change in fair value of warrant and earnout liabilities, change in fair values of options, market closure, gain in the disposal of business, expenses in connection with RSU awards (and related payroll costs for the one off RSU award in connection with the Transaction described in note 24), and other non-recurring adjustments. Refer to the Group Adjusted EBITDA reconciliation below for further details.

5	Segment reporting (continued)
[2] Direct and marketing expenses €28.3 million (2023: €22.1 million) (2022: €4.3 million) disclosed as “Other” comprises direct employment costs, which mainly comprises of head office personnel.
[3] General and Administrative expenses €28.9 million (2023: €30.3 million) (2022: €24.9 million) disclosed as “Other” comprises employment, legal, accounting, audit and other central administrative costs incurred at a Super Group (SGHC) Limited level.
[4] Gain on disposal of business is disclosed as "Other" in line with the change in fair value of the option held by the Group.
A reconciliation of profit / (loss) reported in the financial statements to non-GAAP measures (EBITDA and Adjusted EBITDA) is as follows:

	Note	2024 € '000s	2023 € '000s	2022 € '000s
Profit / (loss) for the year		113,545	(8,606)	182,269
Income tax expense	8	75,253	25,386	34,240
Finance income		(10,225)	(8,912)	(2,222)
Finance expense		6,082	2,726	1,345
Depreciation and amortization expense	6	77,709	82,189	66,729
EBITDA		262,364	92,783	282,361
Unrealized foreign exchange		5,185	3,526	2,611
Adjusted RSU expense[1]		10,337	16,836	25,386
Gain on disposal of business	19	(40,135)	—	—
Impairment of assets	11	36,775	35,949	—
U.S. Sportsbook closure	11	32,749	—	—
Change in fair value of options	20	12,976	28,642	(6,292)
Market closure[2]		5,834	10,397	—
Transaction fees		—	—	22,969
Gain on derivative contracts	20	—	—	(4,148)
Gain on bargain purchase	4	—	(209)	—
Share listing expense	24	—	—	126,252
Change in fair value of warrant liability	24	—	—	(34,518)
Change in fair value of earnout liability	24	—	—	(237,354)
Foreign exchange on revaluation of warrants and earnouts	24.2, 24.3	—	—	25,047
Other non-recurring adjustments[3]		4,179	10,254	8,552
Adjusted EBITDA		330,264	198,178	210,866
[1] Associated payroll expenses relating to the one off RSUs issued related to awards following the Transaction described in note 24 of nil (2023: nil, 2022: €1.1 million) are included in this line.
[2] Market closure costs relates to the Group's exit from the Indian market on October 1, 2023. In 2023, this includes contract termination costs, bad debt and contract write offs. In 2024, this includes additional bad debt in connection with the closure along with other costs relating to additional market closure. These costs are recognized in direct and marketing expenses.
[3] Other non-recurring adjustments in 2024 include mainly Sportsbook acquisition related costs and certain legal costs. In 2023, this included bad debt and SOX implementation fees relating to new acquisitions. In 2022, this included audit and other fees relating to the listing.

5	Segment reporting (continued)
Disaggregation of revenue
Group revenue disaggregated by product line for the year ended December 31, 2024:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	662,138	673,366	1,335,504
Sports betting[4]	335,950	38	335,988
Brand licensing[5]	18,598	—	18,598
Other[6]	5,931	833	6,764
Total revenue	1,022,617	674,237	1,696,854
Group revenues disaggregated by product line for the year ended December 31, 2023:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	481,992	597,139	1,079,131
Sports betting[4]	296,881	—	296,881
Brand licensing[5]	34,059	—	34,059
Other[6]	25,063	983	26,046
Total revenue	837,995	598,122	1,436,117
Group revenues disaggregated by product line for the year ended December 31, 2022:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	298,800	577,078	875,878
Sports betting[4]	376,144	377	376,521
Brand licensing[5]	36,343	215	36,558
Other[6]	2,878	375	3,253
Total revenue	714,165	578,045	1,292,210
[4] Online casino and sports betting revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’.
[5] Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
[6] Other relates mainly to DGC usage fee income in 2023 and 2024 as well as profit share and outsource fees in all years from external customers.

5	Segment reporting (continued)
Geographical Information
The Group’s performance can also be reviewed by considering the geographical markets and geographical locations where the Group generates revenue. The Group has not provided geographic information regarding its non-current assets as this information is not available and the cost to develop would be excessive. Revenue from external customers for the year attributed to Canada is €568.1 million (2023: €514.0 million), (2022: €541.2 million), South Africa is €543.9 million (2023: €317.3 million), (2022: €181.0 million) and the United Kingdom is €183.3 million (2023: below 10%), (2022: below 10%). India is below 10% in 2024 (2023: below 10%), (2022: €144.5 million). No other country accounted for more than 10% of total external revenues in the years presented. The Group’s revenue attributable to the country of domicile (Guernsey) is insignificant. The Group further analyzed revenue according to the following regions:

	2024 Betway € ‘000s	2024 Spin € ‘000s	2024 Total € ‘000s
Africa and Middle East	650,919	4,173	655,092
Asia-Pacific	25,303	114,718	140,021
Europe	193,346	83,623	276,969
North America	143,244	459,534	602,778
South/Latin America	9,805	12,189	21,994
	1,022,617	674,237	1,696,854
	%	%	%
Africa and Middle East	64%	1%	39%
Asia-Pacific	2%	17%	8%
Europe	19%	12%	16%
North America	14%	68%	36%
South/Latin America	1%	2%	1%

	2023 Betway € ‘000s	2023 Spin € ‘000s	2023 Total € ‘000s
Africa and Middle East	411,017	3,877	414,894
Asia-Pacific	121,300	103,620	224,920
Europe	143,985	80,927	224,912
North America	147,425	396,997	544,422
South/Latin America	14,268	12,701	26,969
	837,995	598,122	1,436,117
	%	%	%
Africa and Middle East	49%	1%	28%
Asia-Pacific	14%	17%	16%
Europe	17%	14%	16%
North America	18%	66%	38%
South/Latin America	2%	2%	2%

5	Segment reporting (continued)

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Total € ‘000s
Africa and Middle East	267,750	3,786	271,536
Asia-Pacific	184,668	103,183	287,851
Europe	120,804	38,749	159,553
North America	123,756	417,946	541,702
South/Latin America	17,187	14,381	31,568
	714,165	578,045	1,292,210
	%	%	%
Africa and Middle East	37%	1%	21%
Asia-Pacific	26%	18%	22%
Europe	17%	7%	12%
North America	18%	72%	43%
South/Latin America	2%	2%	2%